Financial risk management (Detail 1) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	$ 1,033,887	$ 719,897	$ 604,467	$ 425,172
Derivative Financial Instrument	398	140
Financial assets	$ 80,100	$ 99,089